Derivative Financial Instruments and Hedge Accounting - Schedule of Hedges of Net Investments in Foreign Operations (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Foreign exchange forward contracts [member] | Derivative Financial Instruments-Net [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 3,835,799	¥ 3,626,636
Carrying amounts, Assets	37,235	34,176
Carrying amounts, Liabilities	297,585	110,254
Change in value used for calculating hedge ineffectiveness	(268,646)	(14,745)
Foreign currency denominated financial liabilities [member] | Debt securities, borrowed money, deposits [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	227,322	212,580
Carrying amounts, Assets
Carrying amounts, Liabilities	227,322	212,580
Change in value used for calculating hedge ineffectiveness	¥ (14,742)	¥ 2,558